Other investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other investments
Total, Non-current	$ 1,530	$ 1,066	$ 1,168
Cash collateral pledged to counterparties	102	162
Fixed deposits		64	53
Total, Current	122	239	69
Cash collateral presented within cash and cash equivalents			47
Equity investments
Other investments
Equity securities at fair value through other comprehensive income	1,530	1,056	1,168
Fixed income securities
Other investments
Fixed income securities at fair value through profit or loss		10
Fixed income securities at fair value through profit and loss	$ 20	$ 13	$ 16